iShares
®
MSCI India Small-Cap ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 0.9%
Data Patterns India Ltd. .................... 47,759 $ 2,031,229
Garden Reach Shipbuilders & Engineers Ltd. ...... 53,208 1,486,399
Paras Defence & Space Technologies Ltd. ........ 68,736 592,756
Zen Technologies Ltd. ...................... 83,863 1,470,725
5,581,109
a
Air Freight & Logistics  — 0.9%
Blue Dart Express Ltd. ..................... 10,489 523,511
Delhivery Ltd.
(a)
.......................... 993,508 4,727,937
Transport Corp. of India Ltd. ................. 40,334 390,476
5,641,924
a
Automobile Components  — 6.6%
Apollo Tyres Ltd. ......................... 541,753 2,248,196
Asahi India Glass Ltd. ...................... 144,988 1,377,539
ASK Automotive Ltd. ...................... 89,055 427,257
Banco Products India Ltd. ................... 81,336 561,585
Belrise Industries Ltd. ...................... 547,038 1,245,256
Ceat Ltd. .............................. 38,338 1,307,324
CIE Automotive India Ltd. ................... 251,708 1,182,262
Dynamatic Technologies Ltd. ................. 6,308 738,478
Endurance Technologies Ltd.
(b)
................ 60,066 1,721,428
Exide Industries Ltd. ....................... 686,006 2,791,732
Gabriel India Ltd. ......................... 122,546 1,418,013
JBM Auto Ltd. ........................... 74,119 484,398
JK Tyre & Industries Ltd. .................... 198,816 852,735
Lumax Auto Technologies Ltd. ................ 55,334 1,004,632
Minda Corp. Ltd. ......................... 148,267 974,135
Motherson Sumi Wiring India Ltd. .............. 4,717,815 1,933,850
Pricol Ltd. .............................. 138,634 819,322
Sansera Engineering Ltd.
(b)
.................. 79,782 2,400,105
Shriram Pistons & Rings Ltd. ................. 25,047 893,332
SKF India Ltd. ........................... 42,215 728,269
Sona Blw Precision Forgings Ltd.
(b)
............. 825,193 5,270,437
Sundram Fasteners Ltd. .................... 199,171 1,803,262
Suprajit Engineering Ltd. .................... 121,053 581,751
Tenneco Clean Air India Ltd.
(a)
................ 140,133 867,792
TSF Investments Ltd. ...................... 147,523 634,566
TVS Holdings Ltd. ........................ 8,637 1,232,454
UNO Minda Ltd. .......................... 328,928 3,812,146
Varroc Engineering Ltd.
(b)
................... 69,921 415,984
ZF Commercial Vehicle Control Systems India Ltd. .. 14,381 2,220,366
41,948,606
a
Automobiles  — 0.2%
Ola Electric Mobility Ltd.
(a)
................... 3,543,059 1,547,384
a
Banks  — 2.7%
Bandhan Bank Ltd.
(b)
...................... 1,496,417 3,278,492
City Union Bank Ltd. ....................... 690,152 1,855,782
CSB Bank Ltd.
(a)
......................... 89,153 331,133
Equitas Small Finance Bank Ltd.
(a)(b)
............ 1,059,938 783,350
Jammu & Kashmir Bank Ltd. (The) ............. 730,706 1,079,599
Karnataka Bank Ltd. (The) ................... 351,247 996,037
Karur Vysya Bank Ltd. (The) ................. 897,959 2,729,323
RBL Bank Ltd.
(b)
.......................... 867,329 3,150,577
South Indian Bank Ltd. (The) ................. 2,431,423 1,059,523
Tamilnad Mercantile Bank Ltd. ................ 147,071 1,070,815
Ujjivan Small Finance Bank Ltd.
(a)(b)
............. 1,805,608 1,033,758
17,368,389
a
Security Shares Value
a
Beverages  — 1.0%
Allied Blenders & Distillers Ltd. ................ 92,913 $ 546,327
Radico Khaitan Ltd. ....................... 139,607 5,170,703
Tilaknagar Industries Ltd. ................... 175,954 843,562
6,560,592
a
Biotechnology  — 0.9%
Biocon Ltd. ............................. 1,228,245 5,539,926
a
Broadline Retail  — 0.1%
V-Mart Retail Ltd. ......................... 73,791 517,689
a
Building Products  — 1.0%
Blue Star Ltd. ........................... 234,065 3,923,764
Cera Sanitaryware Ltd. ..................... 10,384 608,554
Electrosteel Castings Ltd. ................... 119,547 96,964
Kajaria Ceramics Ltd. ...................... 150,957 1,706,257
6,335,539
a
Capital Markets  — 6.1%
360 ONE WAM Ltd. ....................... 442,498 5,145,331
Aditya Birla Sun Life Asset Management Co. Ltd. ... 120,619 1,351,265
Anand Rathi Wealth Ltd. .................... 77,115 2,801,144
Angel One Ltd. .......................... 863,357 3,064,581
Authum Investment & Infrastructure Ltd. ......... 345,895 1,741,673
Central Depository Services India Ltd. ........... 194,134 2,542,113
Choice International Ltd.
(a)
................... 105,719 747,791
CRISIL Ltd. ............................. 33,055 1,372,922
Edelweiss Financial Services Ltd. .............. 1,029,062 1,221,381
ICRA Ltd. .............................. 7,976 451,274
IIFL Capital Services Ltd. ................... 227,108 815,640
Indian Energy Exchange Ltd.
(b)
................ 828,381 1,118,838
JM Financial Ltd. ......................... 725,100 994,355
Kfin Technologies Ltd. ...................... 196,215 1,770,196
Maharashtra Scooters Ltd. .................. 5,200 698,352
Motilal Oswal Financial Services Ltd. ............ 285,222 2,639,003
National Securities Depository Ltd. ............. 179,245 1,529,809
Nippon Life India Asset Management Ltd.
(b)
....... 302,413 3,500,209
Nuvama Wealth Management Ltd. ............. 138,026 2,258,549
Prudent Corporate Advisory Services Ltd. ........ 33,148 948,402
Tata Investment Corp. Ltd. ................... 235,020 1,707,358
UTI Asset Management Co. Ltd. ............... 81,966 811,525
39,231,711
a
Chemicals  — 6.8%
Aarti Industries Ltd. ....................... 343,707 1,717,999
Alkyl Amines Chemicals .................... 24,292 422,103
Anupam Rasayan India Ltd. .................. 36,323 494,719
Archean Chemical Industries Ltd. .............. 100,026 552,713
Atul Ltd. ............................... 25,117 1,812,774
BASF India Ltd. .......................... 18,484 661,282
Bayer CropScience Ltd. .................... 21,342 1,014,298
Carborundum Universal Ltd. ................. 216,659 2,344,411
Castrol India Ltd. ......................... 657,261 1,267,377
Chambal Fertilisers and Chemicals Ltd. .......... 290,364 1,424,954
Clean Science & Technology Ltd. .............. 90,648 760,703
DCM Shriram Ltd. ........................ 42,415 462,859
Deepak Fertilisers & Petrochemicals Corp. Ltd. ..... 119,646 1,775,925
Deepak Nitrite Ltd. ........................ 103,429 1,832,364
EID Parry India Ltd.
(a)
...................... 168,579 1,339,027
Fine Organic Industries Ltd. .................. 13,918 677,900
Finolex Industries Ltd. ..................... 467,287 916,891
Galaxy Surfactants Ltd. ..................... 19,494 368,188
Garware Hi-Tech Films Ltd. .................. 15,415 992,710
GHCL Ltd. ............................. 47,465 227,068
Gujarat Fluorochemicals Ltd. ................. 52,161 1,990,424

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI India Small-Cap ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Chemicals (continued)
Gujarat Narmada Valley Fertilizers & Chemicals Ltd. . 145,456 $ 771,753
Gujarat State Fertilizers & Chemicals Ltd. ........ 399,164 684,617
Gulf Oil Lubricants India Ltd. ................. 1,311 13,419
Himadri Speciality Chemical Ltd. .............. 315,812 2,015,187
India Glycols Ltd. ......................... 38,627 396,435
Indigo Paints Ltd. ......................... 1,032 10,752
JSW Dulux Ltd. .......................... 30,260 1,003,931
Jubilant Ingrevia Ltd. ...................... 149,728 1,018,466
Kansai Nerolac Paints Ltd. .................. 322,546 740,127
Navin Fluorine International Ltd. ............... 63,148 4,734,096
Paradeep Phosphates Ltd.
(b)
................. 788,294 1,044,395
PCBL CHEMICAL Ltd. ..................... 298,374 909,966
Privi Speciality Chemicals Ltd. ................ 22,374 766,651
Rallis India Ltd. .......................... 155,092 396,400
Rashtriya Chemicals & Fertilizers Ltd. ........... 239,705 323,868
Sudarshan Chemical Industries Ltd. ............ 81,949 809,105
Sumitomo Chemical India Ltd. ................ 223,715 1,180,578
Supreme Petrochem Ltd. ................... 119,234 835,844
Tata Chemicals Ltd. ....................... 241,698 1,927,636
Vinati Organics Ltd. ....................... 46,913 642,313
43,282,228
a
Commercial Services & Supplies  — 0.4%
CMS Info Systems Ltd. ..................... 278,600 892,986
Doms Industries Ltd. ...................... 34,509 792,999
ION Exchange India Ltd. .................... 148,324 564,692
2,250,677
a
Communications Equipment  — 0.3%
Astra Microwave Products Ltd. ................ 88,187 1,302,093
Tejas Networks Ltd.
(b)
...................... 151,553 830,254
2,132,347
a
Construction & Engineering  — 3.1%
Afcons Infrastructure Ltd. ................... 279,251 997,599
Ahluwalia Contracts India Ltd. ................ 57,140 476,121
Cemindia Projects Ltd. ..................... 92,208 1,038,403
Engineers India Ltd. ....................... 503,925 1,230,588
G R Infraprojects Ltd. ...................... 43,599 412,293
GMR Power and Urban Infra Ltd.
(a)
............. 330,067 380,295
Hindustan Construction Co. Ltd.
(a)
.............. 3,529,432 846,701
Inox Green Energy Services Ltd.
(a)
............. 197,793 358,395
IRB Infrastructure Developers Ltd. ............. 6,301,789 1,406,141
IRCON International Ltd.
(b)
................... 623,961 898,444
Kalpataru Projects International Ltd. ............ 210,582 2,895,008
KEC International Ltd. ..................... 252,334 1,328,670
NBCC India Ltd. ......................... 1,664,869 1,759,210
NCC Ltd. .............................. 726,582 1,161,592
PNC Infratech Ltd. ........................ 218,797 471,753
Power Mech Projects Ltd. ................... 24,009 630,876
Praj Industries Ltd. ........................ 226,480 839,883
Sterling and Wilson Renewable
(a)
.............. 125,031 247,069
Techno Electric & Engineering Co. Ltd. .......... 94,935 1,078,414
Transrail Lighting Ltd. ...................... 60,615 306,102
Waaree Renewable Technologies Ltd.
(a)
.......... 46,133 472,521
Welspun Enterprises Ltd. ................... 74,759 406,806
19,642,884
a
Construction Materials  — 1.7%
ACC Ltd. .............................. 106,963 1,575,011
Birla Corp. Ltd. .......................... 49,625 521,064
India Cements Ltd. (The)
(a)
.................. 125,949 508,001
JK Cement Ltd. .......................... 65,898 3,582,179
JK Lakshmi Cement Ltd. .................... 117,681 731,295
JSW Cement Ltd.
(a)(b)
...................... 465,764 635,527
Security Shares Value
a
Construction Materials (continued)
Nuvoco Vistas Corp. Ltd.
(a)
.................. 203,132 $ 746,181
Ramco Cements Ltd. (The) .................. 189,877 1,741,103
Rhi Magnesita India Ltd. .................... 117,417 502,872
Star Cement Ltd. ......................... 164,973 378,306
10,921,539
a
Consumer Finance  — 2.6%
Capri Global Capital Ltd. .................... 383,752 800,834
Cholamandalam Financial Holdings Ltd. ......... 177,980 2,963,643
CreditAccess Grameen Ltd.
(a)
................. 106,278 1,450,447
Five-Star Business Finance Ltd. ............... 346,503 1,623,343
Mahindra & Mahindra Financial Services Ltd. ...... 923,524 2,949,229
Manappuram Finance Ltd. ................... 962,723 3,298,704
MAS Financial Services Ltd.
(b)
................ 117,370 381,700
Poonawalla Fincorp Ltd.
(a)
................... 582,851 2,347,724
SBFC Finance Ltd.
(a)
...................... 734,022 729,056
16,544,680
a
Consumer Staples Distribution & Retail  — 0.2%
Medplus Health Services Ltd.
(a)
............... 129,623 1,220,592
a
Containers & Packaging  — 0.2%
EPL Ltd. ............................... 255,231 574,417
Time Technoplast Ltd. ...................... 443,935 815,501
1,389,918
a
Diversified Consumer Services  — 0.2%
NIIT Learning Systems Ltd. .................. 41,460 90,421
Physicswallah Ltd.
(a)(b)
...................... 992,893 1,115,385
1,205,806
a
Diversified Telecommunication Services  — 0.6%
HFCL Ltd. .............................. 1,656,743 3,138,067
Railtel Corp. of India Ltd. .................... 169,883 563,481
Tata Teleservices Maharashtra Ltd.
(a)
............ 887,175 399,796
4,101,344
a
Electric Utilities  — 0.4%
CESC Ltd. ............................. 1,005,101 1,925,640
SJVN Ltd. .............................. 1,121,303 886,849
2,812,489
a
Electrical Equipment  — 4.2%
Amara Raja Energy & Mobility Ltd. ............. 198,659 1,853,559
Elecon Engineering Co. Ltd. ................. 148,870 798,512
Finolex Cables Ltd. ....................... 123,050 1,472,352
Graphite India Ltd. ........................ 129,614 992,786
HBL Engineering Ltd. ...................... 210,175 1,821,967
HEG Ltd. .............................. 138,413 826,259
Inox Wind Ltd.
(a)
.......................... 1,474,170 1,442,407
KEI Industries Ltd. ........................ 117,799 6,529,502
RR Kabel Ltd. ........................... 64,328 1,392,305
Schneider Electric Infrastructure Ltd.
(a)
........... 95,160 1,310,737
TD Power Systems Ltd. .................... 207,436 2,879,212
Transformers & Rectifiers India Ltd. ............ 199,164 671,750
Triveni Turbine Ltd. ....................... 271,159 2,118,076
V-Guard Industries Ltd. ..................... 372,625 1,201,995
Voltamp Transformers Ltd. ................... 13,423 1,342,013
26,653,432
a
Electronic Equipment, Instruments & Components  — 1.7%
Aditya Infotech Ltd.
(a)
...................... 14,953 457,011
Avalon Technologies Ltd.
(a)(b)
................. 56,957 911,757
Genus Power Infrastructures Ltd. .............. 172,954 570,482
Honeywell Automation India Ltd. ............... 3,857 1,442,112
Kaynes Technology India Ltd.
(a)
............... 57,182 1,886,337

iShares
®
MSCI India Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Electronic Equipment, Instruments & Components (continued)
PG Electroplast Ltd. ....................... 297,530 $ 1,511,226
Redington Ltd. ........................... 1,111,563 2,626,812
Syrma SGS Technology Ltd. ................. 146,230 1,675,523
11,081,260
a
Entertainment  — 0.5%
Nazara Technologies Ltd.
(a)
.................. 280,951 821,356
PVR Inox Ltd.
(a)
.......................... 133,030 1,347,944
Saregama India Ltd. ....................... 127,915 571,107
Tips Music Ltd. .......................... 72,829 508,341
3,248,748
a
Financial Services  — 4.3%
Aadhar Housing Finance Ltd.
(a)
................ 173,786 872,739
Aavas Financiers Ltd.
(a)
..................... 75,138 1,061,510
Aptus Value Housing Finance India Ltd. .......... 664,996 1,819,979
AvenuesAI Ltd.
(a)
......................... 2,832,099 414,271
Can Fin Homes Ltd. ....................... 151,460 1,322,732
Home First Finance Co. India Ltd.
(b)
............ 167,816 1,880,886
IFCI Ltd.
(a)
.............................. 1,150,370 829,533
IIFL Finance Ltd. ......................... 403,536 1,982,276
India Shelter Finance Corp. Ltd. ............... 82,387 662,435
Indian Renewable Energy Development Agency Ltd. . 1,274,269 1,787,210
JSW Holdings Ltd.
(a)
....................... 6,310 873,847
LIC Housing Finance Ltd. ................... 573,512 3,217,258
Pine Labs Ltd.
(a)(b)
......................... 366,359 557,290
Piramal Finance Ltd. ...................... 204,006 4,136,090
PNB Housing Finance Ltd.
(b)
................. 345,990 3,749,850
Sammaan Capital Ltd.
(a)
.................... 1,208,092 2,252,326
27,420,232
a
Food Products  — 1.9%
Avanti Feeds Ltd. ......................... 77,489 979,740
AWL Agri Business Ltd. ..................... 739,196 1,495,557
Balrampur Chini Mills Ltd. ................... 210,756 1,142,076
Bikaji Foods International Ltd. ................ 118,838 812,345
Bombay Burmah Trading Co. ................. 32,017 505,821
CCL Products India Ltd. .................... 126,677 1,405,181
Dodla Dairy Ltd. .......................... 40,094 455,882
Godrej Agrovet Ltd.
(b)
...................... 100,177 607,349
Hindustan Foods Ltd.
(a)
..................... 63,274 345,509
KRBL Ltd. .............................. 103,195 379,687
Kwality Wall's India Ltd.
(a)
................... 1,338,308 380,177
LT Foods Ltd. ........................... 252,405 1,040,550
Manorama Industries Ltd. ................... 28,345 425,479
Mrs Bectors Food Specialities Ltd. ............. 290,938 525,614
Shree Renuka Sugars Ltd.
(a)
................. 431,230 103,703
Triveni Engineering & Industries Ltd. ............ 137,824 546,218
Zydus Wellness Ltd. ....................... 180,948 965,786
12,116,674
a
Gas Utilities  — 0.9%
Gujarat Gas Ltd. ......................... 618,360 2,610,623
Indraprastha Gas Ltd. ...................... 1,061,511 1,792,581
Mahanagar Gas Ltd. ....................... 93,620 1,078,495
5,481,699
a
Ground Transportation  — 0.4%
Container Corp. Of India Ltd. ................. 505,314 2,464,785
a
Health Care Equipment & Supplies  — 0.1%
Poly Medicure Ltd. ........................ 52,977 752,293
a
Health Care Providers & Services  — 3.3%
Aster DM Healthcare Ltd.
(b)
.................. 441,990 3,386,763
Dr Lal PathLabs Ltd.
(b)
..................... 142,926 2,416,129
Security Shares Value
a
Health Care Providers & Services (continued)
Dr. Agarwal's Health Care Ltd.
(a)
............... 147,212 $ 749,873
Entero Healthcare Solutions Ltd.
(a)
............. 28,915 363,713
Global Health Ltd. ........................ 152,871 1,912,572
HealthCare Global Enterprises Ltd.
(a)
............ 91,899 616,449
Jupiter Life Line Hospitals Ltd. ................ 34,233 478,217
Kovai Medical Center and Hospital Ltd. .......... 8,036 452,902
Krishna Institute of Medical Sciences Ltd.
(a)(b)
...... 455,114 3,632,731
Metropolis Healthcare Ltd.
(b)
.................. 196,535 1,148,036
Narayana Hrudayalaya Ltd. .................. 115,679 2,305,492
Rainbow Children's Medicare Ltd. .............. 91,868 1,333,348
Thyrocare Technologies Ltd.
(b)
................ 115,242 614,179
Vijaya Diagnostic Centre Ltd. ................. 92,960 1,279,529
Yatharth Hospital & Trauma Care Services Ltd.
(a)
.... 72,982 611,533
21,301,466
a
Health Care Technology  — 0.3%
Inventurus Knowledge Solutions Ltd.
(a)
........... 90,097 1,589,121
a
Hotels, Restaurants & Leisure  — 2.0%
Chalet Hotels Ltd. ........................ 138,615 1,144,814
Devyani International Ltd.
(a)
.................. 702,436 852,183
EIH Ltd. ............................... 360,550 1,123,929
ITC Hotels Ltd. .......................... 1,184,685 1,929,694
Jubilant Foodworks Ltd. .................... 712,068 3,204,306
Le Travenues Technology Ltd.
(a)
............... 373,805 661,832
Leela Palaces Hotels & Resorts Ltd.
(a)
........... 133,222 579,726
Lemon Tree Hotels Ltd.
(a)(b)
.................. 900,993 1,079,888
Sapphire Foods India Ltd.
(a)
.................. 427,527 814,326
Tbo Tek Ltd.
(a)
........................... 61,848 799,355
Westlife Foodworld Ltd. ..................... 109,944 520,672
12,710,725
a
Household Durables  — 1.5%
Amber Enterprises India Ltd.
(a)
................ 40,026 3,207,261
Bajaj Electricals Ltd. ....................... 24,759 81,920
Crompton Greaves Consumer Electricals Ltd. ...... 1,190,455 3,521,362
Eureka Forbes Ltd.
(a)
...................... 120,067 556,150
Sheela Foam Ltd.
(a)
....................... 68,020 433,049
TTK Prestige Ltd. ......................... 72,585 412,207
Whirlpool of India Ltd. ...................... 144,294 1,249,282
9,461,231
a
Household Products  — 0.1%
Jyothy Labs Ltd. ......................... 267,621 575,075
a
Independent Power and Renewable Electricity Producers  — 1.2%
Acme Solar Holdings Ltd. ................... 178,557 582,848
Jaiprakash Power Ventures Ltd.
(a)
.............. 6,495,622 1,494,665
KPI Green Energy Ltd.
(b)
.................... 168,348 745,692
NLC India Ltd. ........................... 553,102 2,022,782
PTC India Ltd. ........................... 394,274 759,647
RattanIndia Power Ltd.
(a)
.................... 5,089,235 527,884
Reliance Power Ltd.
(a)
...................... 4,871,615 1,415,595
7,549,113
a
Industrial Conglomerates  — 1.2%
3M India Ltd. ............................ 4,809 1,659,860
Apar Industries Ltd. ....................... 32,525 4,492,878
Nava Ltd. .............................. 241,398 1,505,252
7,657,990
a
Insurance  — 2.1%
Canara HSBC Life Insurance Co. Ltd.
(a)
.......... 439,120 638,065
Go Digit General Insurance Ltd.
(a)
.............. 438,664 1,410,651
Max Financial Services Ltd.
(a)
................. 491,000 8,651,937
Religare Enterprises Ltd.
(a)
................... 183,656 459,097

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI India Small-Cap ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Insurance (continued)
Star Health & Allied Insurance Co. Ltd.
(a)
......... 446,156 $ 2,479,453
13,639,203
a
IT Services  — 2.8%
Black Box Ltd. ........................... 59,965 656,923
Coforge Ltd. ............................ 604,750 9,071,959
Cyient Ltd. ............................. 150,883 1,444,455
Happiest Minds Technologies Ltd. .............. 158,780 622,698
Hexaware Technologies Ltd. ................. 276,470 1,481,319
Mastek Ltd. ............................. 29,375 504,301
Sonata Software Ltd. ...................... 318,922 891,682
Tata Technologies Ltd. ..................... 307,862 2,288,727
Zensar Technologies Ltd. ................... 215,650 1,123,137
18,085,201
a
Life Sciences Tools & Services  — 1.4%
Anthem Biosciences Ltd. .................... 163,402 1,307,130
Indegene Ltd. ........................... 151,243 830,324
Onesource Specialty Pharma Ltd.
(a)
............ 113,807 2,185,813
SAI Life Sciences Ltd.
(a)(b)
................... 251,003 3,063,659
Syngene International Ltd.
(b)
................. 343,753 1,598,726
8,985,652
a
Machinery  — 6.9%
Action Construction Equipment Ltd. ............ 73,772 686,971
AIA Engineering Ltd. ....................... 75,501 3,579,790
Azad Engineering Ltd.
(a)
.................... 52,501 1,114,915
BEML Ltd. ............................. 71,047 1,288,989
Craftsman Automation Ltd. .................. 22,612 2,157,982
Elgi Equipments Ltd. ...................... 330,695 1,994,533
ESAB India Ltd. .......................... 7,304 500,147
Escorts Kubota Ltd. ....................... 57,741 1,738,186
Force Motors Ltd. ........................ 8,741 1,789,652
GMM Pfaudler Ltd. ........................ 1,156 9,322
Grindwell Norton Ltd. ...................... 83,960 1,625,996
Happy Forgings Ltd. ....................... 38,431 560,845
Ingersoll Rand India Ltd. .................... 14,228 651,792
INOX India Ltd. .......................... 38,761 609,158
ISGEC Heavy Engineering Ltd. ............... 48,777 477,415
Jupiter Wagons Ltd. ....................... 170,446 521,441
Jyoti CNC Automation Ltd.
(a)
................. 144,248 905,153
Kirloskar Brothers Ltd. ..................... 45,154 776,173
Kirloskar Oil Engines Ltd. ................... 151,551 3,075,835
Kirloskar Pneumatic Co. Ltd. ................. 69,281 1,147,012
KSB Ltd. .............................. 99,146 824,201
Lloyds Engineering Works Ltd. ................ 1,059,755 820,771
LMW Ltd. .............................. 6,794 1,122,374
MTAR Technologies Ltd.
(a)
................... 40,818 3,387,159
Olectra Greentech Ltd. ..................... 70,091 870,835
Shaily Engineering Plastics Ltd. ............... 41,353 1,301,314
Shakti Pumps India Ltd. .................... 105,243 581,715
SKF India Industrial Ltd. .................... 42,225 961,441
Tega Industries Ltd. ....................... 30,184 561,200
Texmaco Rail & Engineering Ltd. .............. 62,450 68,590
Thermax Ltd. ........................... 73,467 3,853,305
Timken India Ltd. ......................... 67,419 2,577,064
Titagarh Rail System Ltd. ................... 146,733 1,275,011
Vesuvius India Ltd. ........................ 164,063 807,494
44,223,781
a
Marine Transportation  — 0.1%
Shipping Corp. of India Ltd. .................. 309,015 950,427
a
Media  — 0 .7%
Affle 3i Ltd.
(a)
............................ 114,609 1,763,666
Network18 Media & Investments Ltd.
(a)
.......... 953,752 313,222
Security Shares Value
a
Media (continued)
Sun TV Network Ltd. ...................... 153,495 $ 810,469
Zee Entertainment Enterprises Ltd. ............. 1,456,800 1,426,682
4,314,039
a
Metals & Mining  — 2.9%
Ashapura Minechem Ltd. ................... 90,550 704,860
Godawari Power and Ispat Ltd. ............... 413,966 1,255,188
Gravita India Ltd. ......................... 56,029 951,320
Hindustan Copper Ltd. ..................... 549,945 3,114,249
Jindal Saw Ltd. .......................... 424,292 1,103,155
Kirloskar Ferrous Industries Ltd. ............... 109,558 502,583
Maharashtra Seamless Ltd. .................. 63,622 415,751
Mishra Dhatu Nigam Ltd.
(b)
.................. 88,767 392,979
MOIL Ltd. .............................. 107,515 336,428
NMDC Steel Ltd.
(a)
........................ 1,309,870 614,944
PTC Industries Ltd.
(a)
...................... 8,539 1,453,869
Ramkrishna Forgings Ltd. ................... 137,423 818,617
Ratnamani Metals & Tubes Ltd. ............... 50,746 1,363,454
Sandur Manganese & Iron Ores Ltd. (The) ........ 207,629 494,616
Sarda Energy & Minerals Ltd. ................ 150,447 810,436
Usha Martin Ltd. ......................... 288,823 1,538,056
Welspun Corp. Ltd. ....................... 175,034 2,534,186
18,404,691
a
Office REITs  — 1.9%
Brookfield India Real Estate Trust
(b)
............. 983,265 3,300,135
Embassy Office Parks REIT .................. 1,617,226 7,271,899
Mindspace Business Parks REIT
(b)
............. 369,085 1,796,822
12,368,856
a
Oil, Gas & Consumable Fuels  — 1.0%
Aegis Logistics Ltd. ....................... 232,903 1,834,477
Chennai Petroleum Corp. Ltd. ................ 84,838 945,059
Great Eastern Shipping Co. Ltd. (The) ........... 182,746 2,728,498
Gujarat Mineral Development Corp. Ltd. ......... 143,725 1,013,254
6,521,288
a
Paper & Forest Products  — 0.2%
Century Plyboards India Ltd. ................. 105,298 856,383
JK Paper Ltd. ........................... 134,921 523,918
1,380,301
a
Personal Care Products  — 0.5%
Emami Ltd. ............................. 357,564 1,501,747
Gillette India Ltd. ......................... 10,826 913,536
Honasa Consumer Ltd.
(a)
.................... 246,728 1,055,015
3,470,298
a
Pharmaceuticals  — 9.1%
Aarti Pharmalabs Ltd. ...................... 80,096 533,684
Acutaas Chemicals Ltd. .................... 93,196 3,073,135
Aether Industries Ltd.
(a)
..................... 59,356 685,589
Ajanta Pharma Ltd. ....................... 82,890 2,554,489
Alembic Pharmaceuticals Ltd. ................ 88,635 686,472
Alivus Life Sciences Ltd. .................... 54,275 602,370
AstraZeneca Pharma India Ltd. ............... 8,064 732,033
Caplin Point Laboratories Ltd. ................ 36,016 766,950
Cohance Lifesciences Ltd.
(a)
................. 253,451 1,150,865
Concord Biotech Ltd. ...................... 49,569 548,256
Emcure Pharmaceuticals Ltd. ................ 61,029 1,089,378
Eris Lifesciences Ltd.
(b)
..................... 78,912 1,162,083
FDC Ltd. .............................. 12,286 52,360
Gland Pharma Ltd.
(b)
....................... 71,840 1,700,155
GlaxoSmithKline Pharmaceuticals Ltd. .......... 72,342 1,682,457
Glenmark Pharmaceuticals Ltd. ............... 267,749 6,409,377
Granules India Ltd. ........................ 219,594 1,787,498

iShares
®
MSCI India Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Pharmaceuticals (continued)
Ipca Laboratories Ltd. ...................... 264,473 $ 4,242,137
JB Chemicals & Pharmaceuticals Ltd. ........... 152,296 3,473,415
Jubilant Pharmova Ltd. ..................... 120,940 1,265,908
Laurus Labs Ltd.
(b)
........................ 665,212 9,530,936
Marksans Pharma Ltd. ..................... 387,056 1,001,785
Natco Pharma Ltd. ........................ 152,781 1,633,792
Neuland Laboratories Ltd. ................... 14,591 2,623,067
Piramal Pharma Ltd. ....................... 1,134,001 2,061,575
Procter & Gamble Health Ltd. ................ 14,161 902,263
Sanofi Consumer Healthcare India Ltd. .......... 12,461 601,866
Sanofi India Ltd. ......................... 13,439 438,067
Shilpa Medicare Ltd. ....................... 166,830 875,810
Strides Pharma Science Ltd. ................. 113,580 1,328,510
Wockhardt Ltd.
(a)
......................... 138,617 2,964,069
58,160,351
a
Professional Services  — 1.6%
BLS International Services Ltd. ............... 191,628 526,893
Computer Age Management Services Ltd. ........ 411,682 3,428,219
eClerx Services Ltd. ....................... 71,415 1,134,193
Firstsource Solutions Ltd. ................... 528,557 1,462,089
International Gemological Institute Ltd. .......... 184,522 722,125
Latent View Analytics Ltd.
(a)
.................. 107,775 365,833
RITES Ltd. ............................. 210,295 447,453
Sagility Ltd. ............................. 4,184,435 1,806,485
9,893,290
a
Real Estate Management & Development  — 1.2%
Aditya Birla Real Estate Ltd. ................. 89,734 1,173,991
Anant Raj Ltd. ........................... 238,688 1,291,241
Brigade Enterprises Ltd. .................... 232,055 1,593,150
Genus Prime Infra Ltd.
(a)
.................... 29,552 8,399
Mahindra Lifespace Developers Ltd. ............ 182,222 637,679
Max Estates Ltd.
(a)
........................ 97,645 456,350
NESCO Ltd. ............................ 40,065 494,595
SignatureGlobal India Ltd.
(a)
.................. 50,540 453,484
Sobha Ltd. ............................. 81,207 1,212,121
Sunteck Realty Ltd. ....................... 27,287 82,062
Valor Estate Ltd.
(a)
........................ 285,428 360,589
7,763,661
a
Retail REITs  — 0.4%
Nexus Select Trust ........................ 1,492,374 2,437,707
a
Semiconductors & Semiconductor Equipment  — 0.6%
Borosil Renewables Ltd.
(a)
................... 83,984 443,228
Emmvee Photovoltaic Power Ltd.
(a)(b)
............ 233,887 800,878
Premier Energies Ltd.
(b)
..................... 214,682 2,396,336
3,640,442
a
Software  — 1.7%
AurionPro Solutions Ltd. .................... 44,488 372,608
Birlasoft Ltd. ............................ 317,936 1,069,068
BlackBuck Ltd.
(a)
......................... 189,553 1,018,698
Fractal Analytics Ltd.
(a)
..................... 74,230 783,451
Intellect Design Arena Ltd. ................... 158,883 1,201,457
KPIT Technologies Ltd. ..................... 285,818 2,324,611
Newgen Software Technologies Ltd. ............ 116,881 544,788
Rategain Travel Technologies Ltd., Class A
(a)
...... 94,968 747,720
Tanla Platforms Ltd. ....................... 113,132 624,981
Tata Elxsi Ltd. ........................... 53,198 2,405,308
11,092,690
a
Specialty Retail  — 1.3%
Aditya Birla Fashion and Retail Ltd.
(a)
........... 889,971 604,231
Aditya Birla Lifestyle Brands Ltd. .............. 988,642 1,041,980
Security Shares Value
a
Specialty Retail (continued)
Aditya Vision Ltd.
(b)
........................ 110,161 $ 620,206
Arvind Fashions Ltd. ....................... 151,996 738,141
Bluestone Jewellery And Lifestyle Ltd.
(a)
.......... 78,584 396,725
BrainBees Solutions Ltd.
(a)
................... 169,031 401,048
Cartrade Tech Ltd.
(a)
....................... 78,012 1,424,565
Ethos Ltd.
(a)
............................. 23,544 588,979
PC Jeweller Ltd.
(a)
........................ 4,490,725 453,591
Redtape Ltd. ............................ 128,240 188,276
Senco Gold Ltd. .......................... 108,648 395,664
Thanga Mayil Jewellery Ltd. ................. 20,621 912,345
V2 Retail Ltd.
(a)
.......................... 262,354 635,629
8,401,380
a
Technology Hardware, Storage & Peripherals  — 0.3%
Netweb Technologies India Ltd. ............... 32,381 1,595,021
a
Textiles, Apparel & Luxury Goods  — 2.1%
Alok Industries Ltd.
(a)
...................... 1,074,922 144,088
Arvind Ltd. ............................. 273,515 1,361,498
Bata India Ltd. ........................... 97,463 686,293
Campus Activewear Ltd. .................... 166,712 444,146
Garware Technical Fibres Ltd. ................ 78,812 546,850
Indo Count Industries Ltd. ................... 124,366 407,932
Kalyan Jewellers India Ltd. .................. 678,376 2,533,807
KPR Mill Ltd. ............................ 210,742 2,141,551
Pearl Global Industries Ltd. .................. 30,709 533,749
Relaxo Footwears Ltd. ..................... 118,180 429,489
Safari Industries India Ltd. ................... 40,378 638,944
Swan Corp. Ltd. .......................... 207,968 720,772
Trident Ltd. ............................. 2,268,665 573,751
Vardhman Textiles Ltd. ..................... 191,917 1,164,673
Vedant Fashions Ltd. ...................... 115,139 494,668
Welspun Living Ltd. ....................... 455,534 660,623
13,482,834
a
Tobacco  — 0.3%
Godfrey Phillips India Ltd. ................... 70,960 1,704,901
a
Trading Companies & Distributors  — 0.2%
IndiaMart InterMesh Ltd.
(b)
................... 56,947 1,207,922
a
Transportation Infrastructure  — 0.1%
Gujarat Pipavav Port Ltd. ................... 503,966 834,727
a
Water Utilities  — 0.2%
VA Tech Wabag Ltd. ....................... 77,664 1,248,419
a
a
Total Long-Term Investments — 100.1%
(Cost: $499,604,992) ................................ 639,648,299
a
Short-Term Securities
Money Market Funds  —  2.8%
BlackRock Cash Funds: Treasury, SL Agency Shares,
3.58%
(c)(d)
............................ 17,573,616 17,573,616
a
Total Short-Term Securities — 2.8%
(Cost: $17,573,616) ................................. 17,573,616
Total Investments — 102.9%
(Cost: $517,178,608) ................................ 657,221,915
Liabilities in Excess of Other Assets — (2.9)% ............... (18,715,228)
Net Assets — 100.0% ................................. $ 638,506,687

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI India Small-Cap ETF

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency
Shares .......... $ 20,210,000  $ —  $ (2,636,384)
(a)
$ —  $ —  $ 17,573,616  17,573,616  $ 379,242  $ —
(a)
Represents net amount purchased (sold).
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
NSE IFSC Nifty 50 Index ................................................................ 5 06/30/26 $ 237 $ (1,446)

iShares
®
MSCI India Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026

Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 109,484,024  $ 530,164,275  $ —  $ 639,648,299
Short-Term Securities
Money Market Funds ...................................... 17,573,616  —  —  17,573,616
$ 127,057,640  $ 530,164,275  $ —  $ 657,221,915
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (1,446) $ —  $ —  $ (1,446)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)